Vanguard LifeStrategy® Funds

Supplement to the Prospectus Dated November 29, 2010

New Target Index for One of Vanguard LifeStrategy Funds’ Underlying Funds

Each of the LifeStrategy Funds invests a portion of its assets in Vanguard Total International Stock Index Fund, which has begun tracking its new target index, the MSCI® All Country World ex USA Investable Market Index (MSCI ACWI ex USA IMI Index), previously approved by that fund’s board of trustees.

The MSCI ACWI ex USA IMI Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Total International Stock Index Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the fund’s previous index. Unlike the old index, the new index includes small-capitalization stocks as well as stocks of Canadian companies. As a result of the target index change, the underlying fund provides the LifeStrategy Funds with the opportunity to further diversify their international exposure. Because the fund constitutes only a portion of each LifeStrategy Fund, the possible effects should be limited proportionately.

Prospectus Text Changes

In the More on the Funds section, under the heading “Security Selection,” the following text replaces similar text:

• Vanguard Total International Stock Index Fund seeks to track the performance of the MSCI All Country World ex USA Investable Market Index, an index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States. The Index includes more than 6,000 stocks of companies located in 44 countries. The Index is most heavily weighted in the United Kingdom, Japan, Canada, France, Australia, Germany, and Switzerland.

(over, please)

In the Glossary of Investment Terms section, the following glossary terms are added:

Barclays Capital U.S. Aggregate Float Adjusted Index. An index that is the broadest measure of the taxable U.S. bond market with investment-grade ratings and maturities of 1 year or more.

Dow Jones U.S. Total Stock Market Index. An index that measures the entire U.S. stock market and tracks more than 5,000 stocks.

MSCI All Country World ex USA Investable Market Index. A free float-adjusted market capitalization index that is designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States.

MSCI US Broad Market Index. An index that tracks virtually all stocks that trade in the U.S. stock market.

In the Glossary of Investment Terms section, the following terms replace similar terms:

Conservative Growth Composite Index. An index weighted 40% Barclays Capital U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Citigroup 3-Month Treasury Index, and 5% MSCI EAFE Index through August 31, 2003; 40% Barclays Capital U.S. Aggregate Bond Index, 35% Dow Jones U.S. Total Stock Market Index, 20% Barclays Capital 1–3 Year U.S. Credit Index, and 5% MSCI EAFE Index through April 22, 2005; 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, 35% MSCI US Broad Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 5% MSCI EAFE Index through December 15, 2010; and 40% Barclays Capital U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index thereafter.

Growth Composite Index. An index weighted 65% Dow Jones U.S. Total Stock Market Index, 20% Barclays Capital U.S. Aggregate Bond Index, and 15% MSCI EAFE Index through April 22, 2005; 65% MSCI US Broad Market Index, 20% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, and 15% MSCI EAFE Index through December 15, 2010; and 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Barclays Capital U.S. Aggregate Float Adjusted Index thereafter.

Income Composite Index. An index weighted 60% Barclays Capital U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Citigroup 3-Month Treasury Index through August 31, 2003; 60% Barclays Capital U.S. Aggregate Bond Index, 20% Dow Jones U.S. Total Stock Market Index, and 20% Barclays Capital 1–3 Year U.S. Credit Index through April 22, 2005; 60% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, 20% MSCI US Broad Market Index, and 20% Barclays Capital U.S. 1–3 Year Credit Bond Index through December 15, 2010; and 60% Barclays Capital U.S. Aggregate Float Adjusted Index, 20% Barclays Capital U.S. 1–3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index thereafter.

Moderate Growth Composite Index. An index weighted 50% Dow Jones U.S. Total Stock Market Index, 40% Barclays Capital U.S. Aggregate Bond Index, and 10% MSCI EAFE Index through April 22, 2005; 50% MSCI US Broad Market Index, 40% Barclays Capital U.S. Aggregate Bond Index through December 31, 2009, and Barclays Capital U.S. Aggregate Float Adjusted Index thereafter, and 10% MSCI EAFE Index through December 15, 2010; and 42% MSCI US Broad Market Index, 40% Barclays Capital U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index thereafter.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For any such funds or securities, the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any related funds.

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PS 88 122010